PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS (Details 3) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Amounts recognized in the consolidated balance sheets
Long-term liabilities	$ (122,363)	$ (75,754)
Post-retirement Benefit Obligations
Post-retirement benefit obligation
Post-retirement Plan unfunded assets	$ 0
Number of Persons Eligible to become Participant | item	0
Change in benefit obligation
Benefit obligation at the beginning of the year	$ 35,093	43,906
Service costs	479	925	$ 811
Interest costs	1,565	1,575	1,756
Plan participant contributions	694	757
Actuarial loss (gain)	461	(9,552)
Benefits paid	(3,434)	(3,966)
Amendments	(5,980)	1,448
Acquisition	13,257
Benefit obligation at the end of the year	42,135	35,093	43,906
Change in plan assets
Fair value of plan assets at the beginning of the year	3,575	3,410
Employer contributions	2,740	2,772
Plan participant contributions	694	757
Actual return on plan assets	(246)	602
Benefits paid	(3,434)	(3,966)
Fair value of plan assets at the end of the year	3,329	3,575	3,410
Funded status at year end	(38,806)	(31,518)
Amounts recognized in the consolidated balance sheets
Current liabilities	(2,734)	(2,429)
Long-term liabilities	(36,072)	(29,089)
Amounts recognized in accumulated other comprehensive income
Unamortized prior service credit	(5,759)	183
Unamortized net actuarial loss (gain)	(6,375)	(7,868)
Total	(12,134)	(7,685)
Components of net periodic pension costs
Service costs	479	925	811
Interest costs	1,565	1,575	1,756
Expected return on plan assets	(223)	(233)	(105)
Net amortization (gain) loss	(563)
Prior service cost (credit) amortization	(37)	(180)	(189)
Net periodic pension benefit	1,221	2,087	$ 2,273
Changes in plan assets and benefit obligations recognized in other comprehensive income, before tax effects
Actuarial loss (gain), net	931	(9,922)
Recognized actuarial gain (loss)	563
Prior service credit	(5,980)	1,448
Recognized prior service credit	37	180
Total amount recognized in other comprehensive income, before tax effects	(4,449)	$ (8,294)
Estimated net prior service credit that will be amortized from accumulated other comprehensive loss in net periodic postretirement cost	$ (300)
Weighted-average assumptions used to determine the projected benefit obligations and net periodic benefit cost
Discount rate - net periodic benefit cost (as a percent)	4.55%	4.00%	5.00%
Discount rate - benefit obligation (as a percent)	4.11%	4.40%	3.90%
Change in the assumed healthcare cost trend rate
Health care trend rate assumed for the next fiscal year (as a percent)	7.50%
Ultimate health care cost trend rate (as a percent)	5.00%
Effect of one percent change in the assumed healthcare cost trend rate
Effect of one percent increase on total of service and interest cost	$ 150
Effect of one percent decrease on total of service and interest cost	(132)
Effect of one percent increase on postretirement benefit obligation	2,414
Effect of one percent decrease on postretirement benefit obligation	$ (2,136)